INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
Group's investments in and advances to associates

	December 31,
	2013	2012
MTS Belarus—equity investment	5,013	5,019
MTS Bank—equity investment	5,476	—
MTS Bank—loan(1)	2,100	—
Business-Nedvizhimost—equity investment	410	—
Intellect Telecom—equity investment	163	287
Stream—equity investment	231	226

Total investments in and advances to associates	13,393	5,532

(1)
The loan was reclassified to investments in and advances to associates upon MTS Bank recognition as the Group's associate in 2013.

Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

Summarized financial position and results of operations of other equity method investees as of and for the year ended December 31, 2013 were as follows:

	MTS Belarus	Intellect Telecom	Stream	Business- Nedvizhimost (since deconsolidation)
Total current assets	5,867	140	485	313
Total non-current assets	6,539	483	214	749

Total assets	12,406	623	699	1,062
Total current liabilities	(3,161)	(267)	(206)	(181)
Total non-current liabilities	—	(14)	—	(50)

Total liabilities	(3,161)	(281)	(206)	(231)
Revenue	(14,310)	(357)	(738)	(13)
Gross profit	(10,271)	(66)	(253)	(8)
Net (income) / loss	(4,649)	81	(9)	(5)

        Summarized financial position and results of operations of equity method investees as of and for the year ended December 31, 2012 were as follows:

	MTS Belarus	Intellect Telecom	Stream (since deconsolidation)
Total current assets	4,229	89	381
Total non-current assets	6,517	484	265

Total assets	10,746	573	646
Total current liabilities	(1,629)	(141)	(154)
Total non-current liabilities	—	(9)	—

Total liabilities	(1,629)	(150)	(154)
Revenue	(11,197)	(182)	(60)
Gross (profit) / loss	(8,055)	45	84
Net (income) / loss	(2,109)	159	188

MTS Bank
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

2013
Total assets	224,446
Total liabilities	(201,077)
Noncontrolling interest	(1,924)
Total interest income	(18,266)
Total interest expense	7,737
Operating profit	(1,036)
Net income	(868)